Other Income and Expenses (Details) - Schedule of other income, net - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		¥ 6,537	¥ 10,446
Government Grants [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net	[1]	1,271	50
Covid 19-Related Rent Concessions from a Lessor [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		787
Foreign Exchange Differences, Net [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		965	190
Additional Deduction of VAT [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		65	127
Bad Debt Recovery [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		148	6,098
Others [Member]
Other Income and Expenses (Details) - Schedule of other income, net [Line Items]
Total other income, net		¥ 3,301	¥ 3,981

[1]	In the first half of 2022, government grants were mainly received for several research and development projects totaling RMB1 million.